Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		₩ 360,833	₩ 1,196,101
Non-current financial assets at fair value through profit or loss		672,031	685,281
Financial assets at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		360,833	1,196,101
Non-current financial assets at fair value through profit or loss		413,960	473,215
Financial assets at fair value through profit or loss | Beneficiary securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		629	1,313
Non-current financial assets at fair value through profit or loss		206,160	155,122
Financial assets at fair value through profit or loss | Cooperative securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		0	0
Non-current financial assets at fair value through profit or loss		5,797	5,692
Financial assets at fair value through profit or loss | Other
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	[1]	360,204	1,194,788
Non-current financial assets at fair value through profit or loss	[1]	202,003	312,401
Financial assets designated as at fair value through profit or loss | Debt with embedded derivatives
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		0	0
Non-current financial assets at fair value through profit or loss		₩ 258,071	₩ 212,066

[1]	‘Other’ includes MMT, etc.